CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)	$ 1,715,344	$ 963,474	$ 1,369,537	$ (3,669)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	240,921	134,901	216,479	63,857
Share-based compensation	186,000	0
Changes in operating assets and liabilities:
Deposit	(117,678)	(302)	(300)	(73,539)
Other receivables	213,665	(30,415)	(295,817)	0
Prepayment	(562,231)	24,796	(102,687)	(80,364)
Account receivables	0	(82,554)	(232,140)	(59,305)
Restricted cash	(7,949,252)	(1,510,621)	(3,204,936)	(3,660,885)
Accounts payables	14,980	0
Due todirector	(3,231)	8,357	2,729	0
Customer deposits	7,949,252	1,511,666	3,203,726	3,660,885
Deferred tax assets	0	27,504	27,504	(27,504)
Deferred tax liabilities	(15,303)	(4,557)	35,494	31,049
Tax payable	495,775	182,170	249,048	0
Accrued expenses and other payables	(1,356,612)	90,058	1,323,024	335,457
Net cash provided by operating activities	811,630	1,314,477	2,591,661	185,982
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(507,032)	(20,544)
Deposit for property, plant and equipment		(164,665)	(477,399)	(608,450)
Deposit of Intangible assets			(20,543)	0
Net cash provided by (used in) investing activities	(507,032)	(185,209)	(497,942)	(608,450)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from subscription receivables	1,928,191	0
Proceeds from issuance of shares			0	683,531
Net cash provided by financing activities	1,928,191	0	0	683,531
Effect of exchange rate change on cash and cash equivalents	3,053	(1,854)	1,933	(876)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	2,235,842	1,127,414	2,095,652	260,187
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,355,839	260,187	260,187	0
CASH AND CASH EQUIVALENTS - END OF PERIOD	4,591,681	1,387,601	2,355,839	260,187
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITY
Cash paid during the year for income taxes	0	0	0	0
Cash paid during the year for interest expense	$ 0	$ 0	$ 0	$ 0